Impairment testing of intangible assets with indefinite useful lives (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of information for cash-generating units [abstract]
Summary of the intangible assets with indefinite useful lives	As of December 31, 2022, the intangible assets with indefinite useful lives that are the most significant in terms of their carrying amounts and the criteria used for impairment testing are as follows:

	Goodwill		Brands			Long-term growth rate (bps)

December 31, 2022 (Euro thousands)	Net carrying amount	WACC (bps)	Net carrying amount	WACC (bps)	Royalty rate (bps)

Lanvin	45,931	1,445	100,906	1,645	518	129
Wolford	11,701	1,434	37,856	1,634	250	237
St. John	11,691	1,436	30,271	1,636	344	248
Sergio Rossi	—	N.A.	3,301	2,001	125	143

Total	69,323		172,334

	Goodwill		Brands			Long-term growth rate (bps)

December 31, 2021 (Euro thousands)	Net carrying amount	WACC (bps)	Net carrying amount	WACC (bps)	Royalty rate (bps)

Lanvin	45,931	1,370	100,906	1,570	518	97
Wolford	11,701	1,330	37,856	1,530	250	176
St. John	11,691	1,346	30,271	1,546	344	188
Sergio Rossi	—	N.A.	3,301	1,567	125	109

Total	69,323		172,334

Summary of the sensitivity of the impairment testing to reasonably possible changes in key assumptions
The following table details the sensitivity of the impairment testing to reasonably possible changes in key assumptions:

	At December 31, 2022 impairment loss due to					At December 31, 2021 impairment loss due to

	Goodwill		Brand			Goodwill		Brand

(Euro thousands)	WACC +10 bps	Long-term growth rate - 10 bps	WACC +10 bps	Long-term growth rate - 10 bps	Royalty Rate -10 bps	WACC +10 bps	Long-term growth rate - 10 bps	WACC +10 bps	Long-term growth rate - 10 bps	Royalty Rate -10 bps

Lanvin	3,810	1,522	1,002	310	2,236	4,002	1,563	1,035	330	2,178
Wolford	5,904	2,507	491	172	2,053	5,356	2,888	476	219	2,004
St. John	1,928	782	330	110	1,118	1,331	642	245	87	924
Sergio Rossi	N.A.	N.A.	23	6	334	N.A.	N.A.	31	10	351